ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of December 31, 2025 and 2024 consist of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts payable to suppliers	$866,929	2,462
Accounts payable for SMS service	-	15,070
Total of Accounts payable	$866,929	17,532

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS